Otter Creek Long/Short Opportunity Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 90.2%		Shares	Value
Aerospace & Defense - 3.7%
Parsons Corp.(a)		77,400	$5,042,610

Apparel Retail - 3.1%
The TJX Companies, Inc.		44,800	4,251,968

Application Software - 2.5%
Microsoft Corp.		8,750	3,478,825

Construction & Engineering - 3.3%
Jacobs Solutions, Inc.		19,106	2,574,915
Quanta Services, Inc.		9,875	1,916,244
			4,491,159

Data Processing & Outsourced Services - 3.1%
Visa, Inc. - Class A		15,633	4,271,874

Electric Utilities - 0.5%
NextEra Energy, Inc.		11,000	644,930

Electrical Components & Equipment - 9.6%
Eaton Corporation PLC		17,200	4,232,576
Hubbell, Inc.		4,200	1,409,394
NEXTracker, Inc. - Class A(a)		76,500	3,463,155
Vertiv Holdings Co. - Class A		71,500	4,027,595
			13,132,720

Electronic Equipment & Instruments - 3.0%
Keysight Technologies, Inc.(a)		22,600	3,463,676
Zebra Technologies Corp. - Class A(a)		2,800	670,740
			4,134,416

Financial Exchanges & Data - 7.0%
Intercontinental Exchange, Inc. (g)		41,300	5,258,729
S&P Global, Inc.		9,600	4,304,160
			9,562,889

General Merchandise Stores - 1.9%
Target Corp.		19,000	2,642,520

Health Care Equipment - 2.5%
Hologic, Inc.(a)(g)		47,069	3,503,816

Home Improvement Stores - 1.5%
The Home Depot, Inc.		6,000	2,117,760

Homefurnishing Retail - 0.5%
RH(a)		2,600	659,048

Hotels, Resorts & Cruise Lines - 0.6%
Hilton Worldwide Holdings, Inc.		4,500	859,320

Industrial Conglomerates - 3.6%
General Electric Co. (g)		37,000	4,899,540

Insurance Brokers - 4.1%
Arthur J Gallagher & Co.		18,500	4,294,960
BRP Group, Inc. - Class A(a)		56,524	1,268,399
			5,563,359

Interactive Media & Services - 3.7%
Meta Platforms, Inc. - Class A(a)		12,900	5,032,806

Internet Retail - 3.0%
Amazon.com, Inc.(a)		27,000	4,190,400

Internet Software & Services - 4.3%
Alphabet, Inc. - Class A(a)(g)		42,372	5,936,317

Investment Banking & Brokerage - 0.6%
LPL Financial Holdings, Inc.		3,200	765,408

Life Sciences Tools & Services - 5.0%
Avantor, Inc.(a)(g)		240,600	5,531,394
IQVIA Holdings, Inc.(a)		6,400	1,332,672
			6,864,066

Medical Equipment - 2.9%
Thermo Fisher Scientific, Inc. (g)		7,400	3,988,452

Property & Casualty Insurance - 0.6%
W R Berkley Corp.		10,300	843,364

Rail Transportation - 4.1%
Canadian Pacific Kansas City Ltd. (g)		70,200	5,648,994

Real Estate Operating Companies - 3.3%
DigitalBridge Group, Inc.		232,000	4,556,480

Regional Banks - 0.5%
Seacoast Banking Corp. of Florida		25,500	626,280

Renewable Electricity - 0.5%
NextEra Energy Partners LP		24,000	716,400

Research & Consulting Services - 2.3%
Clarivate PLC(a)(g)		360,000	3,218,400

Restaurants - 1.0%
Yum! Brands, Inc.		11,000	1,424,390

Semiconductor Equipment - 1.1%
Azenta, Inc.(a)		23,200	1,512,640

Semiconductors - 2.1%
Broadcom, Inc.		2,500	2,950,000

Systems Software - 2.2%
Oracle Corp.		26,600	2,971,220

Thrifts & Mortgage Finance - 0.4%
HMN Financial, Inc.		22,687	504,786

Transaction & Payment Processing - 2.1%
Fiserv, Inc.(a)		20,000	2,837,400
TOTAL COMMON STOCKS (Cost $114,697,857)			123,844,557

CORPORATE BONDS - 3.7%		Par	Value
Investment Banking & Brokerage - 3.4%
Goldman Sachs Capital II, 6.41% (3 mo. Term SOFR + 1.03%), Perpetual (b)		5,560,000	4,641,154

Renewable Electricity - 0.3%
NextEra Energy Operating Partners LP, 4.25%, 07/15/2024 (c)		495,000	490,296
TOTAL CORPORATE BONDS (Cost $4,787,549)			5,131,450

U.S. TREASURY OBLIGATIONS - 3.7%		Par	Value
United States Treasury Note/Bond, 5.00%, 10/31/2025		5,000,000	5,056,933
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,007,100)			5,056,933

REAL ESTATE INVESTMENT TRUSTS - 0.9%		Shares	Value
American Tower Corp.		3,500	684,775
Prologis, Inc.		5,000	633,450
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,357,105)			1,318,225

TOTAL MISCELLANEOUS SECURITIES - 0.5%(d)(e)(h)	Notional Amount		Value
(Cost $951,267)	$ 61,414,020		637,200

SHORT-TERM INVESTMENTS - 1.7%
Money Market Funds - 1.7%		Shares
MSILF Treasury Portfolio - Class Institutional, 5.18%(f)		2,369,653	2,369,653
TOTAL SHORT-TERM INVESTMENTS (Cost $2,369,653)			2,369,653

TOTAL INVESTMENTS - 100.7% (Cost $129,170,531)			$138,358,018
Liabilities in Excess of Other Assets - (0.7)%			(1,123,140)
TOTAL NET ASSETS - 100.0%			$137,234,878

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of January 31, 2024.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of January 31, 2024, the value of these securities total $490,296 or 0.4% of the Fund’s net assets.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day effective yield as of January 31, 2024.
(g)	All or a portion of the shares of this security have been committed as collateral for securities sold short.
(h)	Represents unrestricted previously undisclosed exchange-traded purchased options which the Fund has held for less than one year.

Otter Creek Long/Short Opportunity Fund
Schedule of Securities Sold Short
as of January 31, 2024 (Unaudited)

COMMON STOCKS - (38.8)%	Shares	Value
Apparel Retail - (1.5)%
Burlington Stores, Inc.	(10,700)	$(2,045,305)

Apparel, Accessories & Luxury - (2.5)%
Oxford Industries, Inc.	(23,000)	(2,183,390)
Ralph Lauren Corp.	(9,000)	(1,293,030)
		(3,476,420)

Application Software - (0.6)%
Samsara, Inc. - Class A	(27,000)	(847,800)

Asset Management & Custody Banks - (4.1)%
Ares Management Corp. - Class A	(11,700)	(1,421,316)
BlackRock, Inc.	(2,600)	(2,013,206)
Blackstone, Inc.	(17,500)	(2,177,875)
		(5,612,397)

Distributors - (1.0)%
Pool Corp.	(3,600)	(1,336,500)

Electronic Equipment & Instruments - (1.3)%
Badger Meter, Inc.	(12,000)	(1,727,880)

Environmental & Facilities Services - (1.0)%
Rollins, Inc.	(32,000)	(1,385,920)

Food & Beverage - (1.7)%
Anheuser-Busch InBev NV - ADR	(38,500)	(2,376,990)

Footwear - (0.7)%
On Holding AG - Class A	(38,000)	(1,009,280)

General Merchandise Stores - (0.9)%
Ollie's Bargain Outlet Holdings, Inc.	(18,300)	(1,316,319)

Health Care Services - (1.0)%
CorVel Corp.	(5,900)	(1,388,506)

Home Furnishing Retail - (1.0)%
Tempur Sealy International, Inc.	(27,700)	(1,381,953)

Industrial Machinery - (2.6)%
IDEX Corp.	(6,700)	(1,417,050)
Snap-on, Inc.	(7,600)	(2,203,468)
		(3,620,518)

Investment Companies - (1.0)%
T. Rowe Price Group, Inc.	(12,800)	(1,388,160)

Leisure Products - (1.0)%
Brunswick Corp.	(16,600)	(1,339,288)

Life & Health Insurance - (1.8)%
Unum Group	(49,500)	(2,392,830)

Miscellaneous Manufacturing - (1.0)%
Dover Corp.	(9,300)	(1,392,954)

Other Specialty Retail - (1.0)%
Tractor Supply Co.	(6,100)	(1,370,060)

Packaged Foods & Meats - (2.8)%
Lancaster Colony Corp.	(8,400)	(1,543,752)
Post Holdings, Inc.	(24,500)	(2,275,315)
		(3,819,067)

Personal Care Products - (1.2)%
Inter Parfums, Inc.	(11,500)	(1,600,225)

Research & Consulting Services - (2.5)%
Exponent, Inc.	(14,900)	(1,314,031)
Verisk Analytics, Inc.	(8,700)	(2,101,311)
		(3,415,342)

Semiconductor Equipment - (1.0)%
Kulicke & Soffa Industries, Inc.	(27,100)	(1,363,672)

Specialized Consumer Services - (1.7)%
Service Corp International	(34,500)	(2,315,640)

Specialty Chemicals - (1.0)%
PPG Industries, Inc.	(9,700)	(1,368,088)

Specialty Stores - (0.9)%
Five Below, Inc.	(7,200)	(1,292,112)

Systems Software - (1.0)%
Check Point Software Technologies Ltd.	(8,600)	(1,366,798)

Trading Companies & Distributors - (1.0)%
SiteOne Landscape Supply, Inc.	(9,000)	(1,390,950)
TOTAL COMMON STOCKS (Proceeds $52,165,885)		(53,340,974)

EXCHANGE TRADED FUNDS - (2.6)%	Shares	Value
iShares Russell 2000 ETF	(15,000)	(2,893,200)
SPDR S&P 500 ETF Trust	(1,500)	(724,320)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $3,529,807)		(3,617,520)

TOTAL SECURITIES SOLD SHORT - (41.4)% (Proceeds $55,695,692)		(56,958,494)

Percentages are stated as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2024 (Unaudited)

The Otter Creek Long/Short Opportunity Fund (the "Fund") utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of January 31, 2024. See the Schedule of Investments and Schedule of Securities Sold Short for an industry breakout.

Otter Creek Long/Short Opportunity Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$123,844,557	$–	$–	$123,844,557
Corporate Bonds	–	5,131,450	–	5,131,450
U.S. Treasury Obligations	–	5,056,933	–	5,056,933
Real Estate Investment Trusts	1,318,225	–	–	1,318,225
Purchased Options	–	637,200	–	637,200
Money Market Funds	2,369,653	–	–	2,369,653
Total Assets	$127,532,435	$10,825,583	$–	$138,358,018

Liabilities:
Common Stocks	(53,340,974)	–	–	(53,340,974)
Exchange Traded Funds	(3,617,520)	–	–	(3,617,520)
Total Liabilities	$(56,958,494)	$–	$–	$(56,958,494)

Refer to the Schedule of Investments for industry classifications.